Security Deposits - Schedule of Security Deposits Consisted (Details)	Dec. 31, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Office lease security deposit	$ 922,384
Other deposits	90,000
Total security deposits	10,352,306
Luminant Purchase and Sale Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collateral amount	3,063,020
Luminant Power Purchase Agreement Independent
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collateral amount	$ 6,276,902